Assets held for sale and discontinued operations - Additional Information (Detail) - USD ($) $ in Billions	Feb. 26, 2019	Jan. 24, 2019	Dec. 17, 2018	Dec. 31, 2019
Assets Held For Sale And Discontinued Operations [Line Items]
Net debt transferred				$ 1.8
Maximum net debt ratio				$ 3.0
Percentage of ownership interest held by subsidiaries in joint operations		20.00%	20.00%
Master Transaction Agreement [Member]
Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of voting rights held in joint operation	96.80%
New markets [member]
Assets Held For Sale And Discontinued Operations [Line Items]
Percentage of ownership interest held by subsidiaries in joint operations		51.00%	51.00%
Boeing company [member]
Assets Held For Sale And Discontinued Operations [Line Items]
Percentage of ownership interest held by subsidiaries in joint operations		80.00%	80.00%
Boeing company [member] | New markets [member]
Assets Held For Sale And Discontinued Operations [Line Items]
Percentage of ownership interest held by subsidiaries in joint operations		49.00%	49.00%